CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net (loss) income from continuing operations	$ 4,757,327	$ 2,942,057	$ (17,934,174)
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Bitcoin mining income	(89,908,403)
Depreciation and amortization	11,540,658	1,512	1,748
Amortization of lease right-of-use assets	305,028	107,448
Share-based compensation expense	1,404,008	3,502,433	19,650,331
Provision for credit losses	711,224
Net investment loss		6,489	2,294,534
Loss from change in fair value of receivable for bitcoin collateral	3,417,442
Foreign exchange loss, net	125	26,320	69,137
Changes in operating assets and liabilities:
Operating lease right-of-use assets	(389,024)		(207,833)
Other current and non-current assets	(71,808,830)	563,316	4,069
Short-term and long-term operating lease liabilities	79,896	(107,493)	207,833
Accrued expenses, other current liabilities, and other non-current liabilities	60,208,964	243,010	326,086
Net cash provided by (used in) continuing operating activities	(79,681,585)	7,285,092	4,411,731
Net cash (used in) provided by discontinued operating activities	38,850,280	139,019,378	(89,339,436)
Net cash (used in) provided by operating activities	(40,831,305)	146,304,470	(84,927,705)
Cash flows from investing activities:
Purchase of held-to-maturity investment	(319,036,644)
Maturities of held-to-maturity investment	354,032,774
Proceeds from redemption of other short-term investments, net		290,032,930	286,984,194
Purchases of property and equipment and intangible assets	(65,110)
Purchase of other short-term investments		(177,135,598)	(131,531,099)
Purchases of mining machines	(128,028,596)
Net cash provided by (used in) continuing investing activities	(93,097,576)	112,897,332	155,453,095
Net cash provided by (used in) discontinued investing activities	(85,570,858)	190,070,347	143,868,276
Net cash provided by (used in) investing activities	(178,668,434)	302,967,679	299,321,371
Cash flows from financing activities:
Payment to repurchase treasury shares	(12,635,418)	(34,168,869)	(15,482,334)
Proceeds from exercise of share options	360,589	563,081	1,256,683
Distribution to shareholders			(271,329,762)
Net cash used in continuing financing activities	(12,274,829)	(33,605,788)	(285,555,413)
Net cash used in discontinued financing activities	(5,426,532)	(136,619,066)	(162,026,994)
Net cash used in financing activities	(17,701,361)	(170,224,854)	(447,582,407)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(8,412,771)	(1,838,794)	9,521,305
Net (decrease) increase in cash, cash equivalents and restricted cash	(245,613,871)	277,208,501	(223,667,436)
Cash, cash equivalentsas and restricted cash at beginning of the year	463,151,077	185,942,576	409,610,012
Cash, cash equivalents and restricted cash at the end of the year	217,537,206	463,151,077	185,942,576
Less: Cash, cash equivalents and restricted cash of discontinued operations at end of year	127,105,814	360,872,245	170,213,575
Cash, cash equivalents and restricted cash of continuing operations at the end of the year	90,431,392	102,278,832	15,729,001
Reconciliation of cash, cash equivalents and restricted cash to the consolidated balance sheets
Cash and cash equivalents	90,431,392	102,278,832	15,729,001
Total cash, cash equivalents and restricted cash shown in the statements of cash flows	90,431,392	102,278,832	15,729,001
Supplemental disclosures of cash flow information:
Cash paid for income taxes	367,726	1,118,526	5,062,012
Cash paid for interest		2,440,699	12,443,634
Non-cash investing and financing transactions
Liabilities assumed in connection with purchase of mining machines	126,317,900
Cancellation of treasury shares	9,719,080
Short-term debt received in the form of cryptocurrencies	17,067,978
Operating lease right-of-use asset obtained in exchange for operating lease liability	394,603	73,094	758,648
Operating lease right-of-use asset released in exchange for operating lease liability	$ 37,094	$ 3,322,447	$ 302,838